Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 11,703	$ 13,724
Short-term deposits	67,996	45,876
Restricted deposits	3,554	3,255
Prepaid expenses and other receivables	2,525	1,374
Total current assets	85,778	64,229
LONG-TERM ASSETS:
Long-term prepaid expenses	463	432
Property and equipment, net	17,285	13,934
Operating lease right-of-use assets	7,428	7,609
Total long-term assets	25,176	21,975
Total assets	110,954	86,204
CURRENT LIABILITIES:
Trade payables	2,397	3,531
Other payables and accrued expenses	4,679	4,133
Current maturities of operating lease liabilities	1,080	1,011
Total current liabilities	8,156	8,675
LONG-TERM LIABILITIES:
Long-term loan	6,033	5,561
Warrants liability	3,781	3,338
Operating lease liabilities	6,201	5,964
Deferred tax liability	160
Total long-term liabilities	16,175	14,863
Total liabilities	24,331	23,538
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares of no-par value per share – Authorized: 362,116,800 shares as of December 31, 2024 and June 30, 2025; Issued and outstanding: 70,380,570 and 85,043,199 shares as of December 31, 2024 and June 30, 2025, respectively
Additional paid-in capital	252,937	210,175
Accumulated deficit	(166,314)	(147,509)
Total shareholders’ equity	86,623	62,666
Total liabilities and shareholders’ equity	$ 110,954	$ 86,204